Net Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Net Revenues
Schedule of distribution of net consolidated revenues by segment

	Thousands of Euros
	2024	2023	2022
Biopharma	6,142,588	5,558,301	5,005,382
Diagnostic	644,898	670,269	671,292
Bio supplies	215,664	159,957	146,076
Others	209,232	203,450	250,165
Intersegments	—	—	(8,948)
	7,212,382	6,591,977	6,063,967

Schedule of geographical distribution of net consolidated revenues

	Thousands of Euros
	2024	2023	2022
USA and Canada	4,087,030	3,898,961	3,855,607
Spain	423,080	362,877	320,631
European Union	1,118,258	893,050	711,579
Rest of the world	1,584,014	1,437,089	1,176,150
Consolidated	7,212,382	6,591,977	6,063,967

Schedule of discounts and other reductions in gross income

	Thousands of Euros
	2024	2023	2022
Gross sales	9,489,669	8,389,387	7,720,463
Chargebacks	(1,891,578)	(1,525,210)	(1,402,218)
Cash discounts	(93,024)	(81,773)	(76,547)
Volume rebates	(76,312)	(59,000)	(66,280)
Medicare and Medicaid	(72,398)	(68,353)	(64,438)
Other discounts	(143,975)	(63,074)	(47,013)
Net sales	7,212,382	6,591,977	6,063,967

Schedule of movement in discounts and other reductions in gross income

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2023	318,559	7,009	23,528	26,365	34,792	410,253
Current estimate related to sales made in current and previous periods (1)	1,891,578	93,024	76,312	72,398	143,975	2,277,287
(Actual returns or credits in current period related to sales made in current period) (2)	(1,737,477)	(85,100)	(37,569)	(56,470)	(86,765)	(2,003,381)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(105,282)	(7,473)	(23,237)	(18,404)	10,322	(144,074)
Translation differences	18,281	(640)	1,946	1,567	(594)	20,560
Balance at 31 December 2024	385,659	6,820	40,980	25,456	101,730	560,645
(1)	Net impact in the Consolidated Statements of Profit and Loss: estimate for the current year plus prior years’ adjustments. Adjustments made during the year corresponding to prior years’ estimates have not been significant.
(2)	Amounts credited and posted against provisions for current period
(3)	Amounts credited and posted against provisions for prior period

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2022	264,513	6,184	23,565	27,036	25,983	347,281
Current estimate related to sales made in current and previous periods (1)	1,525,210	81,773	59,000	68,353	63,074	1,797,410
(Actual returns or credits in current period related to sales made in current period) (2)	(1,324,855)	(74,829)	(37,078)	(49,402)	(30,647)	(1,516,811)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(135,606)	(6,443)	(21,182)	(18,676)	(23,374)	(205,281)
Translation differences	(10,703)	324	(777)	(946)	(244)	(12,346)
Balance at 31 December 2023	318,559	7,009	23,528	26,365	34,792	410,253

	Thousands of Euros
		Cash	Volume	Medicare /	Other
	Chargebacks	discounts	rebates	Medicaid	discounts	Total
Balance at 31 December 2021	159,846	5,701	21,246	25,614	10,585	222,992
Current estimate related to sales made in current and previous periods (1)	1,402,218	76,547	66,280	64,438	47,013	1,656,496
(Actual returns or credits in current period related to sales made in current period) (2)	(1,196,670)	(69,960)	(43,494)	(43,332)	(28,818)	(1,382,274)
(Actual returns or credits in current period related to sales made in prior periods) (3)	(109,726)	(6,442)	(21,501)	(21,271)	(2,935)	(161,875)
Translation differences	8,845	338	1,034	1,587	138	11,942
Balance at 31 December 2022	264,513	6,184	23,565	27,036	25,983	347,281